Basis of Presentation and Going Concern	6 Months Ended
Jun. 30, 2026
Basis of Presentation and Going Concern [Abstract]
BASIS OF PRESENTATION AND GOING CONCERN

2. BASIS OF PRESENTATION AND GOING CONCERN

Statement of Compliance

The financial statements represent the interim financial statements of the Company, on a consolidated basis, prepared in accordance with International Accounting Standard 34, Interim Financial Reporting (“IAS 34”).

The financial statements should be read in conjunction with the December 31, 2025 consolidated financial statements of the Company. The financial statements use the same basis of presentation and accounting policies and critical accounting judgments and estimates as outlined in Notes 3 and 4 of the consolidated financial statements for the year ended December 31, 2025.

The results of operations for the six months ended June 30, 2026 are not necessarily indicative of the results that may be expected for the full fiscal year.

Telesat GEO Debt Refinancing and Going Concern

These unaudited interim condensed consolidated financial statements have been prepared on a going concern basis, which assumes that the Company will continue in operation for the foreseeable future and, accordingly, will be able to realize its assets and discharge its liabilities in the normal course of operations as they come due.

Assessing the ability of the Company to continue as a going concern requires judgment that includes considering whether conditions or events, including those at any of its subsidiaries, impact the going concern assumption. In conducting this assessment, management identified an adverse event at Telesat GEO relating to significant obligations that will require repayment or refinancing. Consequently, the Company is required to evaluate the impact of this adverse event on its ability to continue as a going concern.

Telesat GEO is a wholly owned subsidiary of the Company. Telesat GEO’s Term Loan B and Senior Notes, as disclosed in Note 12, are scheduled to mature between December 2026 and October 2027, resulting in significant obligations that will require repayment or refinancing. As a result of the refinancing requirement at the end of 2026, approximately $2.7 billion of Telesat GEO’s debt, comprising the Term Loan B, 2026 Senior Secured Notes and 2027 Senior Secured Notes (collectively, the “Telesat GEO Debt”), has been classified as a current liability in these financial statements as at June 30, 2026. The Telesat GEO Debt obligations are guaranteed by certain direct and indirect subsidiaries of Telesat GEO (“Guarantors”) and the obligation for repayment of the credit facilities upon maturity does not extend beyond these Guarantors. Other entities within the Telesat group, other than the Guarantors (“LEO Non-Guarantors”) are primarily focused on the Telesat Lightspeed project. Telesat LEO, a subsidiary of the Company through which the Telesat Lightspeed project is being developed, has a segregated funding source to permit the build out of that project that includes the ability to acquire any necessary intercompany services, such as certain personnel, occupancy, and information systems, currently provided to Telesat LEO by Telesat GEO up to a specified maximum.

As at June 30, 2026, the Company has approximately $383.2 million of cash and cash equivalents of which $160.8 million is held within Telesat GEO. Further, on August 12, 2026, the Company announced one of its subsidiaries closed a US$120 million financing which provides a further source of liquidity (refer to note 24). The Company and Telesat GEO expect to generate sufficient cash flow to meet the requirements of their respective ongoing operations and debt servicing costs for the reasonably foreseeable future, including at least the one-year period following the date of these financial statements. However, the Company’s consolidated cash flows and cash resources alone, which include those of Telesat GEO, are not expected to be sufficient to meet Telesat GEO debt maturity obligations as they come due.

Management’s advisors have had multiple discussions with lenders’ advisors within the last nine months about refinancing the Telesat GEO Debt. At the time of issuing the financial statements, management believes that existing debt obligations will be addressed in a manner that will allow Telesat GEO to continue as a going concern. However, this is dependent on a number of factors outside of the Company’s control. As such, there can be no assurance that this will be completed successfully. This material uncertainty, that relates solely to the upcoming Telesat GEO Debt maturities in December 2026, casts substantial doubt as to Telesat GEO’s ability to meet its debt obligations as they come due. Accordingly, this material uncertainty raises substantial doubt for the Company in these unaudited interim condensed consolidated financial statements.

Should the Company not be able to address or refinance the Telesat GEO Debt prior to maturity, these financial statements may require significant adjustments. Such adjustments would have a material impact on the carrying amount and classification of reported assets, liabilities, revenues or expenses in these financial statements.